9. CONVERTIBLE LINE OF CREDIT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Credit line maximum borrowing			$ 3,000,000
Proceeds from line of credit			1,150,000	$ 0
Repayment of line of credit	$ 860,000	$ 0
Convertible Line of Credit	169,629		923,232	$ 0
Discount	120,371		232,767
Revolver One [Member]
Proceeds from line of credit			$ 300,000
Warrants issued			500,000
Warrants issued fair value			$ 56,620
Beneficial conversion features			175,261
Revolver [Member]
Credit line maximum borrowing	3,000,000		3,000,000
Proceeds from line of credit			$ 850,000
Warrants issued			1,416,667
Warrants issued fair value			$ 122,992
Beneficial conversion features			243,223
Convertible Line of Credit	169,629		923,232
Discount	120,371		226,768
Accrued and unpaid interest			$ 22,236
Revolver [Member] | Initial Draw Down [Member]
Repayment of line of credit	850,000
Discount	243,223
Revolver [Member] | Second Draw Down [Member]
Repayment of line of credit	300,000
Discount	212,420
Revolver [Member] | Second Draw Down [Member] | Warrant Fair Value [Member]
Discount	50,591
Revolver [Member] | Second Draw Down [Member] | Beneficial Conversion Feature [Member]
Discount	161,829
Revolver [Member] | Third Draw Down [Member]
Proceeds from line of credit	$ 290,000
Warrants issued	407,784
Warrants issued fair value	$ 61,282
Beneficial conversion features	$ 161,829